SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total revenue	$ 97,850
Chengdu Wetouch Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total revenue	10,483
Meishan Wetouch Electronics Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total revenue	$ 87,367